DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
DISCONTINUED OPERATIONS [Line Items]
Gain on disposal	$ 47,390,421
Carrying amounts of assets disposed
Current assets of discontinued operations		$ 10,077,125
Non-current assets of discontinued operations		10,037,787
Carrying amounts of liabilities disposed
Current liabilities of discontinued operations		$ 67,500,288
Wowo Group Limited [Member]
DISCONTINUED OPERATIONS [Line Items]
Gain on disposal	$ (47,390,421)
Carrying amounts of assets disposed
Cash		$ 1,644,855
Accounts receivable, net		1,225,386
Prepaid expenses and other current assets		7,206,884
Current assets of discontinued operations		10,077,125
Property and equipment, net		2,574,081
Goodwill		7,463,706
Non-current assets of discontinued operations		10,037,787
Total assets of discontinued operations		20,114,912
Carrying amounts of liabilities disposed
Accounts payable		22,679,754
Accrued expense and other current liabilities		21,669,131
Advance from customers		22,703,718
Amounts due to related parties		403,585
Income tax payable		44,100
Current liabilities of discontinued operations		67,500,288
Total liabilities of discontinued operations		$ 67,500,288